Stockholders' Equity (Details 9) - 2017 Omnibus Incentive Plan (Service-based grants) [Member] - $ / shares shares in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Number
Beginning balance	50
Granted		1,381
Issued	(25)	(465)
Expired
Forfeited	(25)	(341)
Options granted in exchange		(525)
Ending balance		50
Weighted Average Remaining Contractual Life (Years)		9 years 3 months 19 days
Weighted Average Exercise Price
Beginning balance	$ 2.60
Granted		3.30
Ending balance		$ 2.60